Loss per share - Summary of outstanding shares of potentially dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Outstanding shares of potentially dilutive securities	97,385	97,385	72,003
Convertible preference shares
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of convertible preference shares portion			15,000
Warrants
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	31,980	31,980
Treasury shares
Loss per share
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	65,405	65,405	25,023